Retirement Plans - Amounts Recognized on Consolidated and Combined Balance Sheets (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost (included in accrued liabilities)	$ (237,000,000)	$ (203,000,000)
Pension liabilities	(279,000,000)	(1,000,000)
Net (liabilities) assets recognized in the consolidated and combined balance sheets	0
Pension Benefits | Qualified
Defined Benefit Plan Disclosure [Line Items]
Prepaid pension cost (included in other noncurrent assets)	4,000,000	2,000,000
Accrued benefit cost (included in accrued liabilities)	0	0
Pension liabilities	(194,000,000)	(1,000,000)
Net (liabilities) assets recognized in the consolidated and combined balance sheets	(190,000,000)	1,000,000
Pension Benefits | Non-Qualified & International
Defined Benefit Plan Disclosure [Line Items]
Prepaid pension cost (included in other noncurrent assets)	0	0
Accrued benefit cost (included in accrued liabilities)	(5,000,000)	0
Pension liabilities	(85,000,000)	0
Net (liabilities) assets recognized in the consolidated and combined balance sheets	$ (90,000,000)	$ 0